Equity-Based Compensation - Restricted common units - Activity (Details) - Restricted common units	12 Months Ended
Dec. 31, 2021 $ / shares shares
Units
Units outstanding, Beginning balance (in shares) | shares	13,582,640
Units vested (in shares) | shares	(4,527,547)
Units outstanding, Ending balance (in shares) | shares	9,055,093
Average Fair Market Value
Average Fair Market Value outstanding, Beginning balance (in dollars per shares) | $ / shares	$ 0.17
Average Fair Market Value vested (in dollars per shares | $ / shares	0.11
Average Fair Market Value outstanding, Ending balance (in dollars per shares | $ / shares	$ 0.17